Share Capital - ATM Share Issuances and Programs (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Aug. 10, 2026	Aug. 08, 2025
Share Capital
Net proceeds				$ 0.3
Gross proceeds				$ 0.3
ATM offering
Share Capital
Common shares reserved for future issuance					$ 50.0	$ 50.0
2025 ATM program
Share Capital
Shares issued (in shares)	107,631	1,673,975	5,469,303	1,673,975
Sale of stock per share	$ 2.78	$ 3.11	$ 4.09	$ 3.11
Proceeds from issuing shares	$ 0.3	$ 5.2	$ 22.4	$ 5.2
Net proceeds	$ 0.3	$ 4.9	$ 21.8	$ 4.9
Previous ATM Program
Share Capital
Shares issued (in shares)		3,475,000		14,637,960
Sale of stock per share		$ 2.62		$ 1.88
Proceeds from issuing shares		$ 9.1		$ 27.6
Net proceeds		$ 8.7		$ 26.7